Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Agreed to pay net consolidated	3.50%
Maintenance revenue	0.35%
Royalty expense	$ 750	$ 816	$ 531
Pay royalties	5,021	5,661
Bank guarantees amount for leased offices	700
Bank guarantees amount for customers and suppliers	$ 214	$ 262